Schedule of cost of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cost Of Revenue
Amortization expenses		$ 38,183	$ 32,882
Employee compensation	180,331	96,913	146,602
Employee benefit expenses	10,990	9,366	10,281
Other	3,261	1,291	68
Cost of revenue – Continuing operations	194,582	145,753	189,833
Cost of revenue – Discontinued operations	$ 1,397,635	$ 1,683,916	$ 27,111,057